Document And Entity Information	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2026
Entity Registrant Name	MasterCraft Boat Holdings, Inc.
Entity Central Index Key	0001638290
Entity Emerging Growth Company	false
Entity File Number	001-37502
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-1571747
Entity Address, Address Line One	100 Cherokee Cove Drive
Entity Address, City or Town	Vonore
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37885
City Area Code	423
Local Phone Number	884-2221
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MCFT
Security Exchange Name	NASDAQ